SEGMENT REPORTING - Segment information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of reportable business segments | segment	2
Revenue	$ 12,778,262	$ 7,633,776
Depreciation and Amortization	1,574,913	1,570,593
(Loss) income from Operations	(4,168,484)	(2,680,849)
Net Profit or Loss	(4,618,050)	(3,123,069)
Interest expense, net	449,566	853,983
Capital Expenditures		671,587
Total Property and Equipment, net	6,776,116	7,596,990	$ 7,399,412
Total Assets	17,595,407	16,957,713
Total Liabilities	9,609,411	9,251,624
Depreciation and amortization	38,864	40,906
Education
Disclosure of operating segments [line items]
Revenue	9,676,052	5,618,210
Depreciation and Amortization	426,740	616,195
(Loss) income from Operations	(2,153,975)	306,710
Net Profit or Loss	(2,252,794)	(53,722)
Interest expense, net	98,819	107,833
Capital Expenditures		437,764
Total Property and Equipment, net	15,442	10,881
Total Assets	5,122,967	3,336,242
Total Liabilities	3,589,315	5,852,323
Campus
Disclosure of operating segments [line items]
Revenue	3,102,210	2,015,566
Depreciation and Amortization	1,148,173	954,398
(Loss) income from Operations	(2,014,508)	(2,987,559)
Net Profit or Loss	(2,365,255)	(3,069,347)
Interest expense, net	350,747	746,150
Capital Expenditures		233,823
Total Property and Equipment, net	6,760,674	7,586,109
Total Assets	12,472,440	13,621,471
Total Liabilities	6,020,096	3,399,301
Campus | Cost of revenue
Disclosure of operating segments [line items]
Depreciation and amortization	1,109,309	937,773
Campus | Operating expenses.
Disclosure of operating segments [line items]
Depreciation and amortization	$ 38,864	$ 47,537